ACCOUNTING ESTIMATES AND JUDGEMENTS - Risks relating to legal and regulatory compliance (Details) R$ in Thousands, $ in Millions		1 Months Ended	12 Months Ended
	Dec. 26, 2018 USD ($)	Aug. 15, 2015 action	Dec. 31, 2018 BRL (R$) installment
ACCOUNTING ESTIMATES AND JUDGMENTS
Number of putative class actions suits filed | action		2
Expected payment in class action filed | $	$ 2.5
Number of annual installments | installment			21
Amount Receivable			R$ 161,879
Santo Antonio Energia
ACCOUNTING ESTIMATES AND JUDGMENTS
Losses from independent research findings			122,841
Belo Monte
ACCOUNTING ESTIMATES AND JUDGMENTS
Losses from independent research findings			91,464
FURNAS
ACCOUNTING ESTIMATES AND JUDGMENTS
Amount Receivable			117,684
Eletronorte
ACCOUNTING ESTIMATES AND JUDGMENTS
Amount Receivable			17,669
Eletrobras
ACCOUNTING ESTIMATES AND JUDGMENTS
Amount Receivable			13,263
CHESF
ACCOUNTING ESTIMATES AND JUDGMENTS
Amount Receivable			R$ 13,263